Organization and principal activities (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Total current assets	¥ 590,937	¥ 853,218
Total non-current assets	50,833	15,266
Total assets	641,770	868,484
Total current liabilities	274,704	275,600
VIEs [Member]
Disclosure of detailed information about business combination [line items]
Total current assets	599,931	853,185
Total non-current assets	50,833	15,266
Total assets	650,764	868,451
Total current liabilities	274,316	273,750
Total liabilities	¥ 274,316	¥ 273,750